STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

June 30, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Alpha Risk Tactical Rotation Fund (previously the Alpha Risk Hedged Dividend Equity Fund), a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(b) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 264 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of updating the Fund's name, principal investment strategy, and broad-based market index.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3816.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531